SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON RECURRING BASIS

The Company measures certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows on December 31, 2021 and 2020:

	On December 31, 2021			On December 31, 2020
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Derivative liabilities	—	—	$—	—	—	$4,181,187

SCHEDULE OF RECONCILIATION OF DERIVATIVE LIABILITY FOR LEVEL 3 INPUTS

A roll-forward of the level 3 valuation financial instruments is as follows:

	For the Year ended December 31, 2021	For the Year ended December 31, 2020
Balance at beginning of period	$4,181,187	$2,135,939
Initial valuation of derivative liabilities included in debt discount	-	1,702,474
Initial valuation of derivative liabilities included in derivative expense	-	14,892,068
Gain on extinguishment of debt related to repayment/conversion of debt	(896,881)	(45,731,614)
Reclassification of warrants from equity to derivative liabilities	-	11,381,885
Change in fair value included in derivative (gain) expense	(3,284,306)	19,800,435
Balance at end of period	$-	$4,181,187

SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

The following table presents a reconciliation of basic and diluted net income (loss) per share:

	Year Ended December 31,
	2021	2020
Income (loss) per common share - basic:
Net income (loss)	$6,254,790	$(42,781,958)
Less: deemed dividends	(2,650,217)	(19,223,242)
Net income (loss) attributable to common stockholders	$3,604,573	$(62,005,200)
Weighted average common shares outstanding – basic	2,341,907,998	751,822,976
Net income (loss) per common share – basic	$0.00	$(0.08)

Income (loss) per common share - diluted:
Net income (loss) attributable to common shareholders – basic	$3,604,573	$(62,005,200)
Add: Preferred Series E and G dividends	2,650,217	-
Numerator for income (loss) per common share – diluted	$6,254,790	$(62,005,200)
Weighted average common shares outstanding – basic	2,341,907,998	751,822,976
Add: dilutive shares related to:
Warrants	701,720,958	-
Series B preferred stock	700,000	-
Series E preferred stock	68,841,070	-
Series G preferred stock	615,000,000	-
Weighted average common shares outstanding – diluted	3,728,170,026	751,822,976
Net income (loss) per common share – diluted	$0.00	$(0.08)

SCHEDULE OF POTENTIALLY DILUTIVE SHARES EXCLUDED FROM COMPUTATION OF DILUTED SHARES OUTSTANDING

Potentially dilutive common shares were excluded from the computation of diluted shares outstanding for the year ended December 31, 2021 and 2020 as they would have an anti-dilutive impact on the Company’s net income (loss) in that period and consisted of the following:

	December 31, 2021	December 31, 2020
Stock warrants	30,542,278	147,112,603
Stock options	80,000	80,000
Convertible debt	-	164,248,498
Series B convertible preferred stock	-	700,000
Series E convertible preferred stock	-	170,093,023
	30,622,278	482,234,124